Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
At December 31, 2025 and 2024, the Plan held 119,871 and 125,770 common shares of Popular, Inc., with a quoted market value of $14,926,326 and $11,829,920, respectively. During the year ended December 31, 2025, the Plan purchased 14,898 common shares of Popular, Inc., with an acquisition price of $1,625,982 and completed sales and distributions of 20,800 shares which had a carrying value of $1,043,462, resulting in a realized gain of $1,079,049. These transactions are permitted party-in-interest transactions under provisions of ERISA and the regulations promulgated thereunder.
During the year ended December 31, 2025, the Plan Sponsor incurred in administrative expenses on behalf of the Plan amounting to $9,430.
The accompanying Statements of Net Assets Available for Benefits, includes accrued dividend income of $88,451 and $83,131, related to the dividends declared on Popular Inc.’s common stock during the fourth quarter of 2025 and 2024, respectively, which were paid in January 2026 and 2025, respectively.
Included in the Plan assets are notes receivable from participants. At December 31, 2025 and 2024, notes receivable from participants amounted to $2,667,790 and $2,630,314, respectively. For the years ended December 31, 2025 and 2024, interest income related to notes receivable from participants amounted to $220,248 and $196,918, respectively. These transactions qualify as party-in-interest transactions permitted under provision of ERISA.
PLIC, a member of PFG, manages the pooled separate accounts and the single annuity contract. PFG is the trustee of the Plan and, therefore, these transactions are permitted party-in-interest transactions under provisions of ERISA and the regulations promulgated thereunder.